                                GAMNA FOCUS FUND




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001

Dear Shareholders:

      2001 was a difficult year both from a market perspective and the senseless destruction of life. The tragic events of September 11th accentuated the economic downturn and drove all the major indices (Dow, S&P 500, and the NASDAQ) to new lows before the end of the third quarter. The aggressive stimulus response by both the Federal Reserve and the Government helped to improve the markets and began to build the foundation for an eventual economic recovery. Groupama started to see positive signals from several fixed income variables concerning future economic growth trends in October. The 10-year Treasury yield dropped to approximately 4.20% as the U.S. Government decided to stop issuing 30 year Treasury Bonds. This is the lowest yield level on the 10 year Treasury in almost 40 years. The drop in yields to such low levels is stimulative, but not an indication that economic growth will improve. However, when yields reversed and climbed to higher levels than before September 11th, we believe the bond market sent a clear signal that it anticipates an economic recovery in the next six to nine months.

      The steepness of the yield curve from 3 months to 10-year yields is also interesting. During the 1990 recession, the stock market bottomed in October of 1990 when the Treasury curve had steepened to approximately 220 to 230 basis points. Although the yield curve continued to steepen until late `91 -- early `92, this level of steepness marked the stock market bottom in the last recession. We saw the same level of steepness in October of this year, and currently the 3 month to 10 year Treasury yield is 335 basis points: another positive indication concerning future market and economic growth trends.

      Groupama also follows the actions of the Federal Reserve and the U.S. Government which we stated have both been accommodative in their policies towards the markets and the economy. This is certainly positive and has been well documented in the press.

      Because our top-down indicators are sending positive signals, the question becomes what kind of recovery will we see and which sectors will we emphasize? The current recession began as companies slowed their investment spending after several years of healthy growth. Consumer spending has also certainly slowed, but on a comparative basis has held up better than business investment spending. However, the unemployment rate is still climbing so consumer spending may remain sluggish until we see the job losses end. Business investment spending will be dependent upon cash flow and earnings. We expect earnings to improve on a year over year basis in the first quarter of 2002 primarily due to easy comparisons and not robust growth. Consequently, investment spending will improve slowly throughout 2002 with 2003 being a much healthier global economic environment.

      We believe that the markets will recover from the first bear market we have really seen since the early 1980's but like most recoveries we expect it to be very broad based and not isolated to one sector.

      GAMNA believes that as the economy improves it will lead to an improvement in earnings and will drive the stock market higher before the end of 2002.

      Thank you for your continued support and trust in GAMNA.

Sincerely,

/s/ Mark P. Bronzo

Mark P. Bronzo, Chairman, President and CEO                     February 7, 2002

                                GAMNA FOCUS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS

                                DECEMBER 31, 2001

                                   (UNAUDITED)

                                                                                    SHARES           VALUE
                                                                                   ---------     -------------
COMMON STOCK--99.7%
BANKING--3.7%
   Citigroup, Inc. .............................................................      60,130     $   3,035,362
                                                                                                 -------------

CONSUMER PRODUCTS--5.0%
   Gillette Co. (The) ..........................................................      47,560         1,588,504
   PepsiCo, Inc. ...............................................................      51,000         2,483,190
                                                                                                 -------------
                                                                                                     4,071,694
                                                                                                 -------------

CONTRACT MANUFACTURING--2.9%
   Celestica, Inc.** ...........................................................      57,691         2,330,139
                                                                                                 -------------

DIVERSIFIED FINANCIAL SERVICES--9.0%
   Merrill Lynch & Co., Inc. ...................................................      69,240         3,608,789
   Morgan Stanley Dean Witter & Co. ............................................      66,481         3,718,947
                                                                                                 -------------
                                                                                                     7,327,736
                                                                                                 -------------

DIVERSIFIED MANUFACTURING--13.8%
   General Electric Co. ........................................................      67,870         2,720,230
   Minnesota Mining & Manufacturing Co. ........................................      29,872         3,531,169
   Tyco International Ltd. .....................................................      83,048         4,891,527
                                                                                                 -------------
                                                                                                    11,142,926
                                                                                                 -------------

HEALTHCARE--18.6%
   Baxter International, Inc. ..................................................      59,520         3,192,058
   Cardinal Health, Inc. .......................................................      53,378         3,451,421
   Johnson & Johnson ...........................................................      39,160         2,314,356
   Pfizer, Inc. ................................................................      92,673         3,693,019
   Tenet Healthcare Corp.** ....................................................      40,730         2,391,666
                                                                                                 -------------
                                                                                                    15,042,520
                                                                                                 -------------

INSURANCE: MULTI-LINE--2.8%
   American International Group, Inc. ..........................................      28,992         2,301,965
                                                                                                 -------------

MEDIA--6.6%
   AOL Time Warner, Inc.** .....................................................      92,125         2,957,213
   Viacom, Inc. Class B** ......................................................      53,500         2,362,025
                                                                                                 -------------
                                                                                                     5,319,238
                                                                                                 -------------

RETAIL--9.9%
   Costco Wholesale Corp.** ....................................................      83,269         3,695,478
   Lowe's Cos., Inc. ...........................................................      93,665         4,346,993
                                                                                                 -------------
                                                                                                     8,042,471
                                                                                                 -------------

                                GAMNA FOCUS FUND

                                DECEMBER 31, 2001

                                   (UNAUDITED)

                                                                                    SHARES           VALUE
                                                                                   ---------     -------------
TECHNOLOGY--19.8%
   Dell Computer Corp.** .......................................................     173,009     $   4,702,385
   Electronic Data Systems Corp. ...............................................      36,805         2,522,983
   Microsoft Corp.** ...........................................................      66,230         4,389,062
   Oracle Corp.** ..............................................................      78,400         1,082,704
   VERITAS Software Corp.** ....................................................      75,481         3,383,058
                                                                                                 -------------
                                                                                                    16,080,192
                                                                                                 -------------

TELECOMMUNICATIONS & TELECOMMUNICATIONS EQUIPMENT--7.6%
   QUALCOMM, Inc.** ............................................................      69,090         3,489,045
   WorldCom, Inc.-WorldCom Group** .............................................     191,093         2,690,589
                                                                                                 -------------
                                                                                                     6,179,634
                                                                                                 -------------
TOTAL COMMON STOCKS (COST $85,523,733) .........................................                    80,873,877
                                                                                                 -------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   ---------
TEMPORARY INVESTMENTS--0.7%
   RBB Sansom Street Money Market Fund (Cost $549,824) .........................    $549,824           549,824
                                                                                                 -------------

TOTAL INVESTMENTS--100.4%
   (COST $86,073,557*) .........................................................                    81,423,701
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4%) ..................................                      (333,806)
                                                                                                 -------------
NET ASSETS--100% ...............................................................                 $  81,089,895
                                                                                                 =============

-----------------------
*Aggregate cost for federal income tax purposes was $86,311,744. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                Gross Appreciation ............................................  $ 3,833,942
                Gross Depreciation ............................................   (8,721,985)
                                                                                 -----------
                Net depreciation ..............................................  $(4,888,043)
                                                                                 ===========

** Non-income producing securities

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2001

                                   (UNAUDITED)

ASSETS:
   Investments, at value (Cost $86,073,557) ....................................   $ 81,423,701
   Receivables:
       Dividends ...............................................................         56,625
       Fund shares sold ........................................................         11,777
       Interest ................................................................            962
   Prepaid expense .............................................................         10,016
                                                                                   ------------
           TOTAL ASSETS ........................................................     81,503,081
                                                                                   ------------

LIABILITIES:
   Payables:
       Fund shares repurchased .................................................        239,334
       Due to affiliates .......................................................         38,591
   Accrued expenses ............................................................        135,261
                                                                                   ------------
           TOTAL LIABILITIES ...................................................        413,186
                                                                                   ------------
   NET ASSETS APPLICABLE TO ALL SHARES OUTSTANDING
          $.001 PAR VALUE STOCK, (300,000,000 SHARES AUTHORIZED) ...............   $ 81,089,895
                                                                                   ============

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2001
   Paid-in capital .............................................................   $138,650,545
   Accumulated net investment deficit ..........................................       (440,352)
   Accumulated net realized loss ...............................................    (52,470,442)
   Unrealized depreciation on investments ......................................     (4,649,856)
                                                                                   ------------
                                                                                   $ 81,089,895
                                                                                   ============

   Class A Net Assets ..........................................................   $ 34,583,471
                                                                                   ============
   Class A Shares Outstanding ..................................................      5,163,968
                                                                                   ============
   NET ASSET VALUE AND REDEMPTION PRICE--CLASS A SHARES ........................          $6.70
                                                                                          =====
   OFFERING PRICE ($6.70/(1-5.75%)--CLASS A SHARES .............................          $7.11
                                                                                          =====

   Class B Net Assets ..........................................................   $ 20,858,982
                                                                                   ============
   Class B Shares Outstanding ..................................................      3,120,618
                                                                                   ============
   NET ASSET VALUE AND OFFERING PRICE--CLASS B SHARES ..........................          $6.68
                                                                                          =====
   REDEMPTION PRICE--CLASS B SHARES ............................................              *
                                                                                          =====

   Class C Net Assets ..........................................................   $ 25,647,442
                                                                                   ============
   Class C Shares Outstanding ..................................................      3,859,263
                                                                                   ============
   NET ASSET VALUE AND OFFERING PRICE--CLASS C SHARES ..........................          $6.65
                                                                                          =====
   REDEMPTION PRICE--CLASS C SHARES ............................................              *
                                                                                          =====

----------------------
* Varies based on length of time shares are held (Note F).

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                             STATEMENT OF OPERATIONS

                       SIX MONTHS ENDED DECEMBER 31, 2001

                                   (UNAUDITED)

INVESTMENT INCOME:
   Income:
       Dividends .........................................................................   $    276,793
       Interest ..........................................................................         15,238
                                                                                             ------------
           Total income ..................................................................        292,031
                                                                                             ------------

   Expenses:
       Investment advisory fee ...........................................................        238,820
       Service organization fee Class A ..................................................         48,066
       Service organization fee Class B ..................................................         26,352
       Service organization fee Class C ..................................................         34,137
       Distribution fee Class B ..........................................................         79,056
       Distribution fee Class C ..........................................................        102,410
       Accounting/Administration fee .....................................................         96,324
       Legal fee .........................................................................         47,167
       Directors' fees ...................................................................         31,479
       Federal and state registration fees ...............................................         21,482
       Printing fee ......................................................................         18,652
       Transfer agent fee Class A ........................................................         17,140
       Transfer agent fee Class B ........................................................         15,123
       Transfer agent fee Class C ........................................................         19,660
       Audit fee .........................................................................         11,683
       Custodian fee .....................................................................         10,558
       Insurance fee .....................................................................          9,388
       Miscellaneous .....................................................................          4,034
                                                                                             ------------
       Total expenses ....................................................................        831,531
           Fee waivers ...................................................................       (196,725)
                                                                                             ------------
   Net expenses ..........................................................................        634,806
                                                                                             ------------
       Net investment deficit ............................................................       (342,775)
                                                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from security transactions ..........................................    (25,615,822)
   Change in unrealized appreciation (depreciation) on investments .......................      9,322,527
                                                                                             ------------
       Net loss on investments ...........................................................    (16,293,295)
                                                                                             ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................   $(16,636,070)
                                                                                             ============

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS
                                                                                              ENDED              YEAR
                                                                                        DECEMBER 31, 2001        ENDED
                                                                                           (UNAUDITED)       JUNE 30, 2001
                                                                                        -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
       Net investment deficit ........................................................   $      (342,775)   $    (1,109,192)
       Net realized and unrealized loss on investments ...............................       (16,293,295)       (65,860,588)
                                                                                         ---------------    ---------------

               Net decrease in net assets resulting
                  from operations ....................................................       (16,636,070)       (66,969,780)
                                                                                         ---------------    ---------------

   From Capital Share Transactions:
       Proceeds from shares sold
           Class A ...................................................................         7,202,457         26,100,414
           Class B ...................................................................            34,878            891,956
           Class C ...................................................................         3,395,936          9,138,799
       Cost of shares redeemed
           Class A ...................................................................       (12,958,192)       (11,301,384)
           Class B ...................................................................          (209,090)          (142,733)
           Class C ...................................................................        (5,978,057)        (1,108,801)
                                                                                         ---------------    ---------------
               Net increase (decrease) from capital share transactions** .............        (8,512,068)        23,578,251
                                                                                         ---------------    ---------------
   Total decrease in net assets ......................................................       (25,148,138)       (43,391,529)
                                                                                         ---------------    ---------------

NET ASSETS:
   Beginning of period ...............................................................       106,238,033        149,629,562
                                                                                         ---------------    ---------------
   End of period (including accumulated net investment deficit of
      ($440,352) and ($97,577), respectively) ........................................   $    81,089,895    $   106,238,033
                                                                                         ===============    ===============

** Capital share transactions (shares) are as follows:

                                                                                             SHARES              SHARES
                                                                                         ---------------    ---------------
      Class A Shares purchased .......................................................         1,002,160          2,292,224
              Shares redeemed ........................................................        (1,847,658)        (1,192,362)
                                                                                         ---------------    ---------------
              Net increase (decrease) ................................................          (845,498)         1,099,862
                                                                                         ===============    ===============
      Class B Shares purchased .......................................................             5,236             68,259
              Shares redeemed ........................................................           (32,681)           (16,264)
                                                                                         ---------------    ---------------
              Net increase (decrease) ................................................           (27,445)            51,995
                                                                                         ===============    ===============
      Class C Shares purchased .......................................................           430,998            781,264
              Shares redeemed ........................................................          (829,914)          (116,921)
                                                                                         ---------------    ---------------
               Net increase (decrease) ...............................................          (398,916)           664,343
                                                                                         ===============    ===============

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

      The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                  CLASS A
                                                               ----------------------------------------------
                                                               SIX MONTHS                      FOR THE PERIOD
                                                                 ENDED              YEAR          7/27/99*
                                                                12/31/01            ENDED         THROUGH
                                                               (UNAUDITED)         6/30/01        6/30/00
                                                               ----------        ----------    --------------
Net asset value, beginning of period .......................   $     7.94        $    12.91     $    10.00
                                                               ----------        ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment (deficit) ...............................        (0.02)            (0.07)         (0.06)
    Net gain (loss) on securities
       (both realized and unrealized) ......................        (1.22)            (4.90)          2.97
                                                               ----------        ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS ...................        (1.24)            (4.97)          2.91
                                                               ----------        ----------     ----------
LESS DISTRIBUTIONS
    Dividends from net investment income ...................         0.00              0.00           0.00
    Distributions from capital gains .......................         0.00              0.00           0.00
                                                               ----------        ----------     ----------
        TOTAL DISTRIBUTIONS ................................         0.00              0.00           0.00
                                                               ----------        ----------     ----------
Net asset value, end of period .............................   $     6.70        $     7.94     $    12.91
                                                               ==========        ==========     ==========
Total Return (1) ...........................................       (15.62)%***       (38.50)%        29.10%***
                                                               ==========        ==========     ==========

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's) ...................   $   34,583        $   47,709     $   63,397
    Ratio of gross expenses (before waivers) to
       average net assets (2) ..............................         1.47%**           1.25%          1.56%**
    Ratio of waivers to average net assets (2) .............        (0.12)%**         (0.12)%        (0.22)%**
    Ratio of net expenses (after waivers) to
       average net assets (2) ..............................         1.35%**           1.13%          1.34%**
    Ratio of net investment deficit to average net
       assets (2) ..........................................        (0.68)%**         (0.65)%        (0.89)%**
    Portfolio Turnover .....................................        34.14%            91.13%         54.26%

-------------------------------
*    Commencement of operations
**   Annualized
***  Not Annualized
(1)  Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

       The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                  CLASS B
                                                               ----------------------------------------------
                                                               SIX MONTHS                      FOR THE PERIOD
                                                                 ENDED              YEAR          7/27/99*
                                                                12/31/01            ENDED         THROUGH
                                                               (UNAUDITED)         6/30/01        6/30/00
                                                               ----------        ----------    --------------
Net asset value, beginning of period .......................   $     7.92        $    12.90     $    10.00
                                                               ----------        ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
    Net investment (deficit) ...............................        (0.02)            (0.08)         (0.11)
    Net gain (loss) on securities
       (both realized and unrealized) ......................        (1.22)            (4.90)          3.01
                                                               ----------        ----------     ----------
        TOTAL FROM INVESTMENT OPERATIONS ...................        (1.24)            (4.98)          2.90
                                                               ----------        ----------     ----------

LESS DISTRIBUTIONS
    Dividends from net investment income ...................         0.00              0.00           0.00
    Distributions from capital gains .......................         0.00              0.00           0.00
                                                               ----------        ----------     ----------
        TOTAL DISTRIBUTIONS ................................         0.00              0.00           0.00
                                                               ----------        ----------     ----------
Net asset value, end of period .............................   $     6.68        $     7.92     $    12.90
                                                               ----------        ----------     ----------
Total Return (1) ...........................................       (15.66)%***       (38.60)%        29.00%***
                                                               ==========        ==========     ==========

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's) ...................   $   20,859        $   24,938     $   39,934
    Ratio of gross expenses (before waivers) to
       average net assets (2) ..............................         2.27%**           2.03%          2.45%**
    Ratio of waivers to average net assets (2) .............        (0.90)%**         (0.80)%        (0.90)%**
    Ratio of net expenses (after waivers) to
       average net assets (2) ..............................         1.37%**           1.23%          1.55%**
    Ratio of net investment deficit to average
       net assets (2) ......................................        (0.69)%**         (0.76)%        (1.04)%**
    Portfolio Turnover .....................................        34.14%            91.13%         54.26%

-------------------------------
*    Commencement of operations
**   Annualized
***  Not Annualized
(1)  Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.

                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

       The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                  CLASS C
                                                               ----------------------------------------------
                                                               SIX MONTHS                      FOR THE PERIOD
                                                                 ENDED              YEAR          7/27/99*
                                                                12/31/01            ENDED         THROUGH
                                                               (UNAUDITED)         6/30/01        6/30/00
                                                               ----------        ----------    --------------
Net asset value, beginning of period .......................   $     7.89        $    12.88     $    10.00
                                                               ----------        ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment (deficit) ...............................        (0.04)            (0.10)         (0.10)
    Net gain (loss) on securities
       (both realized and unrealized) ......................        (1.20)            (4.89)          2.98
                                                               ----------        ----------     ----------
         TOTAL FROM INVESTMENT OPERATIONS ..................        (1.24)            (4.99)          2.88
                                                               ----------        ----------     ----------
LESS DISTRIBUTIONS
    Dividends from net investment income ...................         0.00              0.00           0.00
    Distributions from capital gains .......................         0.00              0.00           0.00
                                                               ----------        ----------     ----------
         TOTAL DISTRIBUTIONS ...............................         0.00              0.00           0.00
                                                               ----------        ----------     ----------
Net asset value, end of period .............................   $     6.65        $     7.89     $    12.88
                                                               ==========        ==========     ==========
Total Return (1) ...........................................       (15.72)%***       (38.74)%        28.80%***
                                                               ==========        ==========     ==========

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's) ..................   $   25,647        $   33,591     $   46,298
     Ratio of gross expenses (before waivers) to
       average net assets (2) ..............................         2.27%**           2.04%          2.45%**
     Ratio of waivers to average net assets (2) ............        (0.57)%**         (0.51)%        (0.80)%**
     Ratio of net expenses (after waivers) to
       average net assets (2) ..............................         1.70%**           1.53%          1.65%**
     Ratio of net investment deficit to average
       net assets (2) ......................................        (1.02)%**         (1.06)%        (1.16)%**
    Portfolio Turnover .....................................        34.14%            91.13%         54.26%

-------------------------------
*    Commencement of operations
**   Annualized
***  Not Annualized
(1)  Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.

                       See Notes to Financial Statements.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001
                                   (UNAUDITED)

A.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     The GAMNA Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, GAMNA Focus Fund (the "Fund"). The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C, each of which commenced investment operations on July 27, 1999. The following is a summary of significant accounting policies:

     SECURITY VALUATION--Portfolio securities which are traded on a national securities exchange or included in the NASDAQ National Market System, are valued at the last sales price, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. For the period ended December 31, 2001, no securities required last quoted bid price valuation. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ because of the allocation of other class-specific expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower then those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes due to differences in other class specific expenses.

     FEDERAL INCOME TAXES--The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders, which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.   TRANSACTIONS WITH AFFILIATES

     Pursuant to an investment advisory agreement with the Company, Groupama Asset Management N.A. ("GAMNA" or "Adviser") serves as the Fund's adviser. For its advisory services, the Adviser is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate based on its average daily net assets, of 0.55% on the first $1 billion and 0.50% on assets over $1 billion. Under the terms of the Expense Limitation Agreement, a limit of 1.90% is set on the operating expenses for each class of the Fund for the initial three years of the Fund's operations. For the period ended December 31, 2001, each class of the Fund had an expense ratio (after waivers) below 1.90%. Thus, no expense waiver or reimbursement was required by the Adviser.

     Certain officers and directors of the Adviser are officers and/or directors of GAMNA Focus Fund. No such officers received compensation from the Fund. For the period ended December 31, 2001, the directors who are not affiliated with the Adviser received compensation of $30,250 from the Fund.

     At December 31, 2001, GAMNA and its affiliates held 7,337,432 shares with an aggregate value of $48,975,792.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001
                                   (UNAUDITED)

C.   ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

     PFPC Inc., ("PFPC"), serves as the Fund's administrator and accounting services agent. In compensation for its services, PFPC receives a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets. PFPC has agreed to waive a portion of its administration fees during the Fund's second year of operations. For the period ended December 31, 2001, PFPC waived $1,317 of its administration fees.

     PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to such shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, B and C shares also pay a service fee of 0.25% of average daily net assets of such Fund attributable to each Class. For the period ended December 31, 2001, the Distributor waived $195,408 of distribution and service fees.

     PFPC Trust Company (the "Custodian") serves as custodian of the assets of the Fund. As compensation for its services, the Custodian receives a fee based on the Fund's average daily gross assets, subject to certain minimums.

        PFPC also serves as the transfer agent and dividend-disbursing agent for the Fund. As such, PFPC receives a minimum monthly fee for each class, transaction charges and out of pocket expenses.

D.   INVESTMENT TRANSACTIONS

     For the period ended December 31, 2001, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $29,359,900 and $38,530,739, respectively. There were no purchases or sales of long-term U.S. Government Securities.

E.   CAPITAL LOSS CARRYOVERS

     The Fund maintained a net capital loss of $10,234,235 at June 30, 2001. $774,000 of this amount may be carried forward until June 30, 2008 to offset future net realized securities gains and $9,460, 235 of this amount may be carried forward until June 30, 2009 to offset future net realized securities gains. In addition, the Fund deferred the recognition of $16,382,056 net realized securities losses incurred during its fiscal year ended June 30, 2001. Such losses may be used to offset fiscal year 2002 net realized securities gains or, if unused, may be carried forward until June 30, 2010 to offset future net realized securities gains.

F.   SHAREHOLDER FEES

     Class A share purchases are charged a front end sales load of 5.75% of the offering price. Class B redemptions are charged a maximum deferred sales load of 5% during the first year; thereafter it decreases 1% annually to 0% after the sixth year. Class C redemptions are charged a deferred sales load of 1% if redeemed within one year of purchase. The deferred sales load is charged on the lower of the original purchase amount or redemption proceeds.

                                FUND MANAGEMENT

     The business and affairs of the Fund are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (888) 287-4093.

                               TERM OF OFFICE                                              NUMBER OF PORTFOLIOS          OTHER
                                    AND                                                      IN FUND COMPLEX         TRUSTEESHIPS/
NAME, (AGE), ADDRESS  AND      LENGTH OF TIME         PRINCIPAL OCCUPATION(S)              OVERSEEN BY DIRECTOR      DIRECTORSHIPS
POSITION(S) WITH FUND             SERVED(1)             DURING PAST 5 YEARS                (INCLUDING THE FUND)     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Robert T. Adams (47)                Since 1999       Attorney, Wilson, Elser, Moskowitz,            1                   None.
 150 E. 42nd Street                                   Edelman & Dicker, 1986-present.
 New York, NY 10017-5639
 Director, Member of Audit
 Committee
------------------------------------------------------------------------------------------------------------------------------------
 Vincent Benefico (41)               Since 1999       Vice President, Reuters Financial              1                   None.
 263 Tresser Blvd., 14th Fl.                          ("Reuters"), a vendor of financial
 Stamford, CT 06901                                   news and information, 2000-present;
 Director, Member of Audit                            Director, Fixed Income Product
 Committee                                            Management, Reuters, 1999-2000;
                                                      Product Support Manager, Reuters,
                                                      1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
 James S. Carluccio (48)             Since 1999       Pilgrim Advisors, Inc., Managing               1                   None.
 70 Wearimus Road                                     Director, 6/99-present; Independent
 Ho-Ho-Kus, NJ 07423                                  consultant, 1999; Executive
 Director, Member of Audit                            Vice President, Technology Solutions
 Committee                                            Company, 1992-1999.
------------------------------------------------------------------------------------------------------------------------------------
 Edward Fogarty, Jr. (43)            Since 1999       Attorney, White & McSpedon,P.C.,               1                   None.
 875 Avenue of the Americas                           1999-present; attorney,
 New York, NY 10001                                   Fogarty & Fogarty PC, 1984-1999.
 Director, Member of Audit
 Committee
------------------------------------------------------------------------------------------------------------------------------------
 Jonathan M. Rather (41)             Since 1999       General Partner and Chief Financial            1                   None.
 425 Park Avenue, 28th Floor                          Officer of Welsh, Carson, Anderson &
 New York, NY 10022                                   Stowe, a private equity investment
 Director, Member of Audit                            firm in health care, communications,
 Committee                                            and information services,
                                                      1999-present; Chief
                                                      Operating Officer and
                                                      Chief Financial Officer of
                                                      Goelet Corporation, an
                                                      investment management
                                                      company, 1985-1999
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS(2)
------------------------------------------------------------------------------------------------------------------------------------
 Mark P. Bronzo (41)                 Since 1999       Senior Vice President (1998-present),          1                   None.
 199 Water Street, 20th Floor                         Vice President (1995-1998),
 New York, NY 10038                                   Managing Director and Board Member
 President, Chairman                                  (1998-present) of GAMNA (formerly
 and Chief Executive Officer                          Sorema Asset Management
                                                      Company), 1995-present.
------------------------------------------------------------------------------------------------------------------------------------
 Joseph C. O'Connor (41)             Since 2000       Senior Vice President, Managing                1                   None.
 199 Water Street, 20th Floor                         Director and Board Member of
 New York, NY 10038                                   GAMNA, 2000-present; Managing
 Senior Vice President                                Director, Corporate Bond Department
 and Managing Director                                of Donaldson Lufkin & Jenrette
                                                      Securities, 1989-2000.
------------------------------------------------------------------------------------------------------------------------------------
 Daniel W. Portanova (41)            Since 1999       Senior Vice President, Managing                1                   None.
 199 Water Street, 20th Floor                         Director and Board Member of
 New York, NY 10038                                   GAMNA, 1998-present; Vice
 Treasurer and                                        President and Managing Director
 Chief Operating Officer                              of Sorema Asset Management
                                                      Company, 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Iona K. Watter (49)                 Since 1999       Second Vice President (1999),                 N/A                  N/A
 199 Water Street, 20th Floor                         Corporate Secretary and
 New York, NY 10038                                   Compliance Officer, GAMNA,
 Secretary                                            1995-present.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Director and Officer serves for a indefinite term, until his/her succcessor is elected.

(2) Messrs. Bronzo, O'Connor and Portanova also serve as Directors for Groupama Asset Management N.A., the Fund's Advisor, and are deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended, as a result of their positions with Groupama Asset Management N.A.

DIRECTORS & OFFICERS

   Mark P. Bronzo
   CHAIRMAN, PRESIDENT & CHIEF EXECUTIVE OFFICER

   Robert T. Adams
   DIRECTOR

   Vincent Benefico
   DIRECTOR

   James S. Carluccio
   DIRECTOR

   Edward Fogarty, Jr.
   DIRECTOR

   Joseph C. O'Connor
   DIRECTOR AND SENIOR VICE PRESIDENT

   Daniel W. Portanova
   DIRECTOR, SENIOR VICE PRESIDENT, TREASURER AND CHIEF OPERATING OFFICER

   Jonathan M. Rather
   DIRECTOR

   Iona K. Watter
   SECRETARY

   Mary Jane Maloney
   ASSISTANT SECRETARY

   Dennis J. Westley
   ASSISTANT TREASURER

   INVESTMENT ADVISER

   Groupama Asset Management N.A.
   199 Water Street
   New York, New York 10038

   DISTRIBUTOR

   PFPC Distributors, Inc.
   3200 Horizon Drive
   King of Prussia, PA 19406

   ADMINISTRATOR

   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809-3710

   TRANSFER AGENT

   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809-3710